ANNUAL
                                     REPORT
                               SEPTEMBER 30, 1995




                              Short Term Government
                                   INCOME FUND



                            Institutional Government
                                   INCOME FUND



                                Intermediate Term
                                   Government
                                   INCOME FUND



                                 Adjustable Rate
                                 U.S. Government
                                 SECURITIES FUND



                                     Global
                                    BOND FUND




         MIDWEST TRUST

         312 Walnut St., 21st Floor
         Cincinnati, Ohio 45202-3874
         Nationwide (Toll Free) 800-543-8721
         Cincinnati 629-2000
         Rate Line 579-0999

         Shareholder Services
         Nationwide (Toll Free) 800-543-0407
         Cincinnati 629-2050


         BOARD OF TRUSTEES

         Gary W. Heldman
         James C. Krumme
         H. Jerome Lerner
         Robert H. Leshner
         Oscar P. Robertson
         G. William Rohde
         Bruce J. Simpson


         OFFICERS

         Robert H. Leshner, President
         John F. Splain, Secretary
         Mark J. Seger, Treasurer


         INVESTMENT ADVISER/UNDERWRITER

         MIDWEST GROUP FINANCIAL SERVICES, INC.
         312 Walnut St., 21st Floor
         Cincinnati, Ohio 45202-3874


         TRANSFER AGENT

         MGF SERVICE CORP.
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354



This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Midwest Trust.

11/95


LETTER FROM THE PRESIDENT
===============================================================================
Dear Fellow Shareholders:

We are pleased to enclose for your review the unaudited semiannual report for the six months ended March 31, 1995, for the Short Term Government Income Fund, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund.

Bond prices plummeted as yields on all types of bonds rose substantially in 1994. Short-term rates increased more than long-term rates, which resulted in a flattening of the yield curve. However, because long-term bonds are more interest rate sensitive, they declined in value more than their short-term counterparts.

After a strong performance in 1993, long-term U.S. Government bonds declined by 7.74% in 1994. This return ranks as the second largest annual loss on record. The total return on intermediate-term government bonds in 1994 was -5.14%. This return ranks as the largest annual loss in sixty-eight years.

While current economic data continues to be mixed, reports indicate moderate economic strength sufficient enough to keep the Federal Reserve from raising interest rates any time in the near future. The slower economy resulted in declining interest rates and allowed the U.S. Government markets to post moderate gains during the first quarter of 1995. Intermediate-term maturities posted the biggest advance. As we move forward, the pace of the economy and the international exchange value of the dollar will be the primary factors that drive the U.S. Government markets.

While investors may be worried about the economy, interest rates, the stock market and taxes, they are also showing a basic interest in fundamental investing. Midwest Group's conservative approach, seeking to maximize returns while minimizing risk, has served investors well. Our concentration of high quality U.S. Treasury and/or U.S. Government agency issues held by the Funds, plus the flexibility of each Fund's cash position, should appeal to the risk-adverse investor.

The Intermediate Term Government Income Fund remains an excellent conservative alternative for investors whose objective is high current income, consistent with protection of capital . The Fund's yield for March 1994 was 6.18% and 5.80% for Class A and Class C shares, respectively. Its annualized total return for Class A shares (excluding the impact of the 2% maximum front-end sales load) for the six months ended March 31, 1995 was 9.83%.

The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with low volatility of principal. The Fund's yield for March 1994 was 5.53% and its annualized total return (excluding the impact of the 2% maximum front-end sales load) for the six months ended March 31, 1995 was 3.69%.

If you are undecided about your investment goals or about current market conditions, consider money market funds to provide you with current income along with investment stability, liquidity and convenience. As of May 15, 1995, the Short Term Government Income Fund's 7-day current and effective yields were 5.02% and 5.15%, respectively.

During the first quarter of 1995, Midwest Group introduced the Midwest Global Bond Fund. It seeks high total return through both income and capital appreciation. With more than 60% of the world's debt securities issued outside the United States, the global bond markets offer a wide range of investment opportunities.

For more than ten years, Rogge Global Partners of London, England, the Global Bond Fund's investment manager, has provided global investment management to large global portfolios of $50 million or more. Midwest's Global Bond Fund allows investors to participate in the global bond markets with this experienced investment manager at a much lower account size than would otherwise be available.

It is an excellent opportunity to diversify globally.

While we cannot change the nature of the markets, we can make informed investment decisions based on a long-term perspective and strategy. In the short term, we will follow an extremely conservative fixed-income policy.

                                          Sincerely,

                                          /s/ Robert H. Leshner

                                          Robert H. Leshner
                                          President


MANAGEMENT DISCUSSION AND ANALYSIS
INTERMEDIATE TERM GOVERNMENT INCOME FUND
===============================================================================
The Intermediate Term Government Income Fund seeks high current income consistent with protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. The Fund invests in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. For the fiscal year ended September 30, 1995, the Fund's total returns (excluding the impact of applicable sales loads) were 12.52% and 11.96% for Class A shares and Class C shares, respectively.

Economic conditions during the past fiscal year enabled the bond market to stage an impressive rally. Moderate economic growth and subdued inflationary pressures allowed the Federal Reserve Board to discontinue its strategy of tightening monetary policy and to actually reverse its course by lowering the Federal Funds rate in July. The domestic economy, which had shown signs of growth late in 1994, slowed dramatically early in 1995. Industrial production, capacity utilization, employment levels, inventories and stagnant inflation all suggested that the economy was responding to a full year of restrictive monetary policy by the Federal Reserve. Accordingly, the bond market showed steady improvement throughout the year. For the twelve months ended September 30, 1995, the Lehman Brothers Intermediate Government Bond Index returned 10.60%.

The Fund was able to capitalize on the positive tone in the bond market. Utilizing a proactive sector management strategy, the Fund initiated several trades designed to capitalize on the changing yield spreads between the callable and non-callable agency sectors of the market. These trades were made in conjunction with adjustments to the average maturity of the Fund's investment portfolio based on anticipated interest rate movements. Our interest rate outlook and timely sector rotation were the keys which helped the Fund outperform the Lehman Brothers comparative index and much of the Fund's peer group.

Our outlook for the bond market and the Fund remains positive. Stable inflation and moderate economic growth should help contain interest rates. The Federal Reserve Board's willingness to ease monetary policy in response to subdued growth and low inflation will be key to the magnitude of any market move. The current budget battle being waged in Washington should also influence the bond market. It is generally believed that meaningful deficit reduction will suppress economic activity which will allow the Federal Reserve to ease monetary policy. We will continue to actively manage the Fund's sector exposures and make adjustments to the Fund's duration based upon our interest rate outlook.

MANAGEMENT DISCUSSION AND ANALYSIS
ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
===============================================================================
The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with lower volatility of principal, by investing primarily in mortgage-backed securities created from pools of adjustable rate mortgages which are issued or guaranteed by the United States Government, its agencies or instrumentalities. For the fiscal year ended September 30, 1995, the Fund's total return for Class A shares (excluding the impact of applicable sales loads) was 5.33% as compared to 9.44% for the Lehman Brothers Adjustable Rate Mortgage
(ARM) Index. The initial public offering of Class C shares commenced on May 2, 1995.

Activity within the ARM market was subdued throughout most of the fiscal year despite the impressive rally experienced in the overall bond market. Spreads between interest rates on short and long-term Treasury issues narrowed considerably giving investors an incentive to refinance into fixed rate mortgages. This, in turn, increased prepayment speeds on ARM securities causing yield spreads to widen versus U.S. Treasury securities. As a result, fully indexed ARM securities with rate adjustments tied to short-term U.S.
Treasury securities traded in a very tight range.

With more of the bond market rally concentrated in longer maturity issues and with short-term rates relatively stagnant, the Fund's fiscal year performance was generally representative of the interest rate environment. This type of market favored the more volatile ARM issues having longer average maturities and greater sensitivity to changes in interest rates more so than the largely conservative, fully indexed ARM securities held by the Fund. The Fund's strategy of maintaining a high quality portfolio with low volatility was adhered to throughout the year. The yield on the Fund rose by approximately 100 basis points during this period as coupons on ARM securities held in the portfolio adjusted to current interest rate levels. However, the share price of the Fund remained essentially unchanged as widening spreads offset any price appreciation on such securities.

Our outlook for the next several months remains optimistic. With inflation contained and economic activity mixed, there appears to be some room for the Federal Reserve Board to further reduce short-term interest rates. We will continue to pursue a conservative strategy for the Fund, attempting to maximize current yield while minimizing principal fluctuation.

MANAGEMENT DISCUSSION AND ANALYSIS
GLOBAL BOND FUND
===============================================================================
The Global Bond Fund seeks high total return, through both income and capital appreciation, by investing primarily in high-grade domestic and foreign fixed-income securities. Investments in the Fund are geographically concentrated in the countries included in the Salomon Brothers World Government Bond Index:
Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States. For the period from inception of the Fund (February 1, 1995) through September 30, 1995, the Fund's total returns (excluding the impact of applicable sales loads) were 9.87% and 9.45% for Class A shares and Class C shares, respectively. The Salomon Brothers World Government Bond Index returned 13.24% during this same period.

Management of the Fund uses an active country/currency allocation in liquid markets, based on a process of relative value analysis across countries. Focus is placed on financially healthy countries which have the potential to produce the highest bond and currency returns on a relative basis. Careful analysis is made of each country's savings rate, monetary growth, credibility of monetary authorities, fiscal policy and political climate. Based upon twelve month expectations of investor confidence and market outlook, optimal country weightings are assigned. Various hedging strategies are also used by the Fund to reduce short-term volatility resulting from currency exchange rate fluctuations.

The three largest countries represented in the Solomon Brothers World Government Bond Index are the United States, Japan and Germany, respectively, which account for approximately two-thirds of the index weighting. While these three countries represent roughly the same total percentage of the Fund's overall allocation, Germany is overweighted by comparison whereas the United States and Japan have selectively been underweighted by the Fund. In addition, allocations for Italy and the Netherlands have both been increased in recent months. Global securities held by the Fund continue to be invested predominately in highly liquid government debt.

Our outlook for the global bond markets and the Fund is promising. Global economies on the whole are experiencing reasonable growth with little upward pressure on inflation, and budget deficits in most of the industrialized world are generally declining. As always, the Fund's portfolio will be reviewed on a continual basis focusing on country allocation, currency management duration control and security selection. We will continue to actively manage the Fund, seeking value-added returns while striving to protect capital.


STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1995
====================================================================================================================
                                                                                    MONEY MARKET FUNDS
====================================================================================================================
                                                                                 SHORT TERM      INSTITUTIONAL
                                                                                 GOVERNMENT        GOVERNMENT
                                                                                INCOME FUND       INCOME FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................................   $   46,426,489   $   29,640,982
                                                                             ===============  ===============
   At amortized cost......................................................   $   46,727,328   $   29,825,915
                                                                             ===============  ===============
   At value (Note 1) .....................................................   $   46,727,328   $   29,825,915
Investments in repurchase agreements (Note 1).............................       39,277,000        6,198,000
Cash .....................................................................          800,693              702
Interest receivable.......................................................          397,548           18,009
Other assets..............................................................           12,502               --
                                                                             ---------------  ---------------
   TOTAL ASSETS...........................................................       87,215,071       36,042,626
                                                                             ---------------  ---------------

LIABILITIES
Dividends payable.........................................................            9,088           20,196
Payable to affiliates (Note 3)............................................           53,113            7,163
Other accrued expenses and liabilities....................................           11,734            6,637
                                                                             ---------------  ---------------
   TOTAL LIABILITIES .....................................................           73,935           33,996
                                                                             ---------------  ---------------

NET ASSETS  ..............................................................   $   87,141,136   $   36,008,630
                                                                             ===============  ===============

Net assets consist of:
Capital shares............................................................   $   87,138,909   $   36,037,070
Accumulated net realized gains (losses) from security transactions .......            2,227          (28,440)
                                                                             ---------------  ---------------
Net assets ...............................................................   $   87,141,136   $   36,008,630
                                                                             ===============  ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 4) ....................................       87,138,909       36,037,070
                                                                             ===============  ===============
Net asset value, offering price and redemption price per share (Note 1) ..   $         1.00   $         1.00
                                                                             ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1995
==================================================================================================================
                                                                                   GOVERNMENT BOND FUNDS
==================================================================================================================
                                                                                                 ADJUSTABLE
                                                                               INTERMEDIATE      RATE U.S.
                                                                                   TERM          GOVERNMENT
                                                                                GOVERNMENT       SECURITIES
                                                                                INCOME FUND         FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................................   $   53,666,581   $   19,417,632
                                                                             ===============  ===============
   At amortized cost .....................................................   $   53,620,994   $   19,417,632
                                                                             ===============  ===============
   At value (Note 1) .....................................................   $   55,639,412   $   19,566,997
Investments in repurchase agreements (Note 1).............................          981,000        1,024,000
Cash .....................................................................               42              837
Interest receivable ......................................................        1,030,130          168,812
Receivable for capital shares sold........................................           42,229            4,143
Receivable for principal paydowns.........................................               --          145,849
Other assets..............................................................               --            6,833
                                                                             ---------------  ---------------
   TOTAL ASSETS ..........................................................       57,692,813       20,917,471
                                                                             ---------------  ---------------

LIABILITIES
Payable for capital shares redeemed ......................................           49,240           57,458
Dividends payable ........................................................           31,690            5,944
Payable to affiliates (Note 3) ...........................................           33,623            9,550
Other accrued expenses and liabilities....................................           11,224            5,800
                                                                             ---------------  ---------------
   TOTAL LIABILITIES .....................................................          125,777           78,752
                                                                             ---------------  ---------------

NET ASSETS  ..............................................................   $   57,567,036   $   20,838,719
                                                                             ===============  ===============

Net assets consist of:
Capital shares ...........................................................   $   58,743,616   $   22,010,668
Accumulated net realized losses from security transactions................       (3,194,998)      (1,321,314)
Net unrealized appreciation on investments ...............................        2,018,418          149,365
                                                                             ---------------  ---------------
Net assets ...............................................................   $   57,567,036   $   20,838,719
                                                                             ===============  ===============

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ................................   $   56,968,568   $   20,752,304
                                                                             ===============  ===============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 4) ...................        5,308,934        2,121,595
                                                                             ===============  ===============
Net asset value and redemption price per share (Note 1)...................   $        10.73   $         9.78
                                                                             ===============  ===============
Maximum offering price per share (Note 1) ................................   $        10.95   $         9.98
                                                                             ===============  ===============

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ................................   $      598,468           86,415
                                                                             ===============  ===============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 4)....................           55,773            8,834
                                                                             ===============  ===============
Net asset value, offering price and redemption price per share (Note 1)...   $        10.73   $         9.78
                                                                             ===============  ===============

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
===================================================================================================================
                                                                                                 GLOBAL BOND
                                                                                                    FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities and time deposits:
   At acquisition cost......................................................................  $   16,396,061
                                                                                              ===============
   At amortized cost .......................................................................  $   16,396,061
                                                                                              ===============
   At value (Note 1) .......................................................................  $   16,559,934
Cash denominated in foreign currencies (At cost $98,322)....................................          99,546
Cash .......................................................................................         769,469
Interest receivable ........................................................................         452,150
Receivable for capital shares sold..........................................................          34,274
                                                                                              ---------------
   TOTAL ASSETS ............................................................................      17,915,373
                                                                                              ---------------

LIABILITIES
Payable for capital shares redeemed.........................................................             203
Net unrealized depreciation on forward foreign currency exchange contracts (Note 6).........          71,979
Payable to affiliates (Note 3) .............................................................          15,945
Other accrued expenses and liabilities......................................................          12,202
                                                                                              ---------------
   TOTAL LIABILITIES .......................................................................         100,329
                                                                                              ---------------

NET ASSETS  ................................................................................  $   17,815,044
                                                                                              ===============

Net assets consist of:
Capital shares .............................................................................  $   17,658,845
Undistributed net investment income.........................................................           8,355
Accumulated net realized gains from security transactions...................................         157,918
Accumulated net realized losses from foreign currency transactions .........................        (106,555)
Net unrealized appreciation on investments and foreign currencies...........................          96,481
                                                                                              ---------------
Net assets .................................................................................  $   17,815,044
                                                                                              ===============

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ..................................................  $   13,296,621
                                                                                              ===============
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) (Note 4) ...............................................       1,249,309
                                                                                              ===============
Net asset value and redemption price per share (Note 1).....................................  $        10.64
                                                                                              ===============
Maximum offering price per share (Note 1) ..................................................  $        11.08
                                                                                              ===============

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ..................................................  $    4,518,423
                                                                                              ===============
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) (Note 4) ...............................................         426,839
                                                                                              ===============
Net asset value, offering price and redemption price per share (Note 1).....................  $        10.59
                                                                                              ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 1995
=====================================================================================================================
                                                                                     MONEY MARKET FUNDS
=====================================================================================================================
                                                                                SHORT TERM      INSTITUTIONAL
                                                                                GOVERNMENT       GOVERNMENT
                                                                                INCOME FUND      INCOME FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .......................................................   $    4,729,343   $    2,459,040
                                                                             ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 3) .....................................          407,097           86,367
   Shareholder services and transfer agent fees (Note 3) .................          167,248           12,000
   Distribution expenses (Note 3).........................................          109,110            1,655
   Accounting services fees (Note 3)......................................           38,300           37,800
   Postage and supplies...................................................           44,888            4,955
   Custodian fees ........................................................           16,410           10,801
   Professional fees .....................................................           13,008            8,808
   Registration fees......................................................           17,036            3,979
   Insurance expense......................................................           10,269            6,630
   Reports to shareholders ...............................................            8,073              224
   Trustees' fees and expenses ...........................................            2,965            2,965
   Other expenses ........................................................            6,203            5,048
                                                                             ---------------  ---------------
     TOTAL EXPENSES.......................................................          840,607          181,232
   Fees waived by the Adviser (Note 3) ...................................               --           (8,500)
                                                                             ---------------  ---------------
     NET EXPENSES.........................................................          840,607          172,732
                                                                             ---------------  ---------------

NET INVESTMENT INCOME ....................................................        3,888,736        2,286,308
                                                                             ---------------  ---------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS  ...........................            2,227            4,844
                                                                             ---------------  ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS  ..............................   $    3,890,963   $    2,291,152
                                                                             ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 1995
=================================================================================================================
                                                                                   GOVERNMENT BOND FUNDS
=================================================================================================================
                                                                                                 ADJUSTABLE
                                                                               INTERMEDIATE      RATE U.S.
                                                                                   TERM          GOVERNMENT
                                                                                GOVERNMENT       SECURITIES
                                                                                INCOME FUND         FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .......................................................   $    4,286,348   $    1,418,607
                                                                             ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 3)......................................          294,316          112,333
   Accounting services fees (Note 3)......................................           60,000           47,750
   Distribution expenses, Class A (Note 3)................................           84,109           14,176
   Transfer agent fees, Class A (Note 3)..................................           59,523           16,584
   Transfer agent fees, Class C (Note 3)..................................           12,000            5,000
   Postage and supplies...................................................           34,630           11,741
   Registration fees, Common..............................................            9,351           12,010
   Registration fees, Class A.............................................            2,195              360
   Registration fees, Class C.............................................            3,393               95
   Custodian fees.........................................................            8,529           14,125
   Professional fees......................................................           12,510            8,710
   Insurance expense......................................................            8,839            6,240
   Trustees' fees and expenses............................................            2,965            2,965
   Reports to shareholders................................................            3,774            1,559
   Other expenses.........................................................           10,437           23,189
                                                                             ---------------  ---------------
     TOTAL EXPENSES.......................................................          606,571          276,837
   Fees waived or expenses reimbursed by the Adviser (Note 3).............          (11,362)        (108,196)
                                                                             ---------------  ---------------
     NET EXPENSES.........................................................          595,209          168,641
                                                                             ---------------  ---------------

NET INVESTMENT INCOME ....................................................        3,691,139        1,249,966
                                                                             ---------------  ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions ........................         (932,473)        (997,493)
   Net change in unrealized appreciation/depreciation on investments .....        4,287,039          743,284
                                                                             ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS  ...............        3,354,566         (254,209)
                                                                             ---------------  ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS  ..............................   $    7,045,705   $      995,757
                                                                             ===============  ===============

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
For the Period Ended September 30, 1995(A)
=====================================================================================================================
                                                                                                 GLOBAL BOND
                                                                                                    FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income (net of foreign withholding taxes of $13,318) ...........................  $      338,752
                                                                                              ---------------

EXPENSES
   Accounting services fees (Note 3)........................................................          44,250
   Investment advisory fees (Note 3)........................................................          41,518
   Custodian fees...........................................................................          13,968
   Professional fees........................................................................          12,611
   Transfer agent fees, Class A (Note 3)....................................................           8,000
   Transfer agent fees, Class C (Note 3)....................................................           8,000
   Distribution expenses, Class A (Note 3)..................................................           7,199
   Registration fees, Common................................................................           7,066
   Registration fees, Class A...............................................................           3,019
   Registration fees, Class C...............................................................           3,529
   Trustees' fees and expenses..............................................................           2,130
   Postage and supplies.....................................................................           1,530
   Reports to shareholders..................................................................             706
   Other expenses...........................................................................           1,503
                                                                                              ---------------
     TOTAL EXPENSES.........................................................................         155,029
   Fees waived and expenses reimbursed by the Adviser (Note 3)..............................         (70,718)
                                                                                              ---------------
     NET EXPENSES...........................................................................          84,311
                                                                                              ---------------

NET INVESTMENT INCOME ......................................................................         254,441
                                                                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
   FOREIGN CURRENCY (Note 5) Net realized gains (losses) from:
     Security transactions .................................................................         157,918
     Foreign currency transactions..........................................................        (106,555)
   Net change in unrealized appreciation/depreciation on:
     Investments ...........................................................................         119,054
     Translation of assets and liabilities in foreign currencies............................         (22,573)
                                                                                              ---------------

NET REALIZED AND UNREALIZED GAINS FROM INVESTMENTS AND FOREIGN CURRENCY ....................         147,844
                                                                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS  ................................................  $      402,285
                                                                                              ===============

(A)Represents the period from the start of business (February 1, 1995) through September 30, 1995.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1995 and 1994
=======================================================================================================================
                                                                       MONEY MARKET FUNDS
=======================================================================================================================
                                                             SHORT TERM                   INSTITUTIONAL
                                                             GOVERNMENT                    GOVERNMENT
                                                            INCOME FUND                    INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
                                                      Year            Year            Year           Year
                                                      Ended           Ended           Ended          Ended
                                                 Sept. 30, 1995  Sept. 30, 1994  Sept. 30, 1995 Sept. 30, 1994
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income........................  $  3,888,736    $  2,306,072   $  2,286,308    $  1,532,617
   Net realized gains (losses) from
     security transactions .....................         2,227           5,891          4,844        (134,563)
                                                  ------------   -------------   -------------   ------------
Net increase in net assets from operations......     3,890,963       2,311,963      2,291,152       1,398,054
                                                  ------------   -------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ..................    (3,888,736)     (2,306,072)    (2,286,308)     (1,532,617)
   From net realized gains from
     security transactions .....................        (4,105)             --              --             --
                                                  ------------   -------------   -------------   ------------
Decrease in net assets from
   distributions to shareholders ...............    (3,892,841)     (2,306,072)    (2,286,308)     (1,532,617)
                                                  ------------   -------------   -------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
   Proceeds from shares sold ...................   306,531,676     417,855,148    152,663,812     168,143,765
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ...........................     3,627,273       2,046,254      1,869,015       1,129,608
   Payments for shares redeemed.................  (312,723,860)   (427,161,727)  (160,298,008)   (162,084,359)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in net assets from
   capital share transactions...................    (2,564,911)     (7,260,325)    (5,765,181)      7,189,014
                                                  ------------   -------------   -------------   ------------

CAPITAL CONTRIBUTION BY AFFILIATE (Note 3) .....            --              --             --         105,000
                                                  ------------   -------------   -------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS   ......    (2,566,789)     (7,254,434)    (5,760,337)      7,159,451

NET ASSETS:
   Beginning of year............................    89,707,925      96,962,359     41,768,967      34,609,516
                                                  ------------   -------------   -------------   ------------
   End of year..................................  $ 87,141,136   $  89,707,925   $ 36,008,630    $ 41,768,967
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET
ASSETS For the Years Ended September 30, 1995 and 1994
===================================================================================================================
                                                                      GOVERNMENT BOND FUNDS
===================================================================================================================
                                                        INTERMEDIATE TERM               ADJUSTABLE RATE
                                                          GOVERNMENT                    U.S. GOVERNMENT
                                                           INCOME FUND                  SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------
                                                      Year            Year            Year           Year
                                                      Ended           Ended           Ended          Ended
                                                 Sept. 30, 1995  Sept. 30, 1994  Sept. 30, 1995 Sept. 30, 1994
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income .......................  $  3,691,139    $  4,062,227   $  1,249,966    $  1,873,947
   Net realized losses from security transactions     (932,473)     (1,877,102)      (997,493)       (304,327)
   Net change in unrealized
     appreciation/depreciation on investments...     4,287,039      (7,766,054)       743,284        (612,863)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in net assets
  from operations ..............................     7,045,705      (5,580,929)       995,757         956,757
                                                  ------------   -------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A .........    (3,660,758)     (4,050,330)    (1,250,247)     (1,872,126)
   From net investment income, Class C .........       (30,381)        (11,897)        (1,540)             --
   From net realized gains from
     security transactions, Class A  ...........            --      (1,012,050)             --        (22,389)
                                                  ------------   -------------   -------------   ------------
Decrease in net assets from distributions
   to shareholders .............................    (3,691,139)     (5,074,277)     (1,251,787)    (1,894,515)
                                                  ------------   -------------   -------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
CLASS A
   Proceeds from shares sold ...................    13,539,608      19,529,582     17,065,780      96,127,400
   Net asset value of shares issued in
     reinvestment of distributions to shareholders   3,085,214       4,360,921      1,122,368       1,544,607
   Payments for shares redeemed ................   (27,372,364)    (38,538,270)   (34,751,708)    (83,562,236)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in net assets
   from Class A share transactions .............   (10,747,542)    (14,647,767)   (16,563,560)     14,109,771
                                                  ------------   -------------   -------------   ------------

CLASS C
   Proceeds from shares sold ...................       438,070         792,585         85,878              --
   Net asset value of shares issued in
     reinvestment of distributions to shareholders      29,534          12,021          1,510              --
   Payments for shares redeemed.................      (410,675)       (264,642)        (1,007)             --
                                                  ------------   -------------   -------------   ------------
Net increase in net assets from Class C
  share transactions                                    56,929         539,964         86,381              --
                                                  ------------   -------------   -------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS  .......    (7,336,047)    (24,763,009)   (16,733,209)     13,172,013

NET ASSETS:
   Beginning of year............................    64,903,083      89,666,092     37,571,928      24,399,915
                                                  ------------   -------------   -------------   ------------
   End of year..................................  $ 57,567,036   $  64,903,083   $ 20,838,719    $ 37,571,928
                                                  ============   =============   =============   ============

UNDISTRIBUTED NET INVESTMENT INCOME ............            --              --             --    $      1,821
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended September 30, 1995(A)
=====================================================================================================================
                                                                                                 GLOBAL BOND
                                                                                                    FUND
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ...................................................................  $      254,441
   Net realized gains from security transactions ...........................................         157,918
   Net realized losses from foreign currency transactions...................................        (106,555)
   Net change in unrealized appreciation/depreciation on investments........................         119,054
   Net change in unrealized appreciation/depreciation on translation of assets
     and liabilities in foreign currencies..................................................         (22,573)
                                                                                              ---------------
Net increase in net assets from operations .................................................         402,285
                                                                                              ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A .....................................................        (232,249)
   From net investment income, Class C .....................................................         (13,837)
                                                                                              ---------------
Decrease in net assets from distributions to shareholders ..................................        (246,086)
                                                                                              ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
CLASS A
   Proceeds from shares sold ...............................................................      13,448,590
   Net asset value of shares issued in reinvestment of distributions to shareholders .......         226,752
   Payments for shares redeemed ............................................................        (560,630)
                                                                                              ---------------
Net increase in net assets from Class A share transactions .................................      13,114,712
                                                                                              ---------------

CLASS C
   Proceeds from shares sold ...............................................................       4,554,154
   Net asset value of shares issued in reinvestment of distributions to shareholders........          13,614
   Payments for shares redeemed.............................................................         (23,635)
                                                                                              ---------------
Net increase in net assets from Class C share transactions .................................       4,544,133
                                                                                              ---------------

TOTAL INCREASE IN NET ASSETS  ..............................................................      17,815,044

NET ASSETS:
   Beginning of period......................................................................              --
                                                                                              ---------------
   End of period (including undistributed net investment income of $8,355)..................  $   17,815,044
                                                                                              ===============

(A)Represents the period from the start of business (February 1, 1995) through September 30, 1995.

See accompanying notes to financial statements.

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
=====================================================================================================================
                                                                 Year Ended September 30,
---------------------------------------------------------------------------------------------------------------------
                                                  1995        1994         1993          1992         1991
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year......    $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                             -----------  -----------   ----------   ----------   -----------

Net investment income ....................        0.046        0.027         0.022        0.035        0.059
                                             -----------  -----------   ----------   ----------   -----------

Dividends from net investment income......       (0.046)      (0.027)       (0.022)      (0.035)      (0.059)
                                             -----------  -----------   ----------   ----------   -----------

Net asset value at end of year............    $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                             ===========  ===========   ==========   ==========   ===========

Total return .............................        4.69%        2.72%        2.24%        3.55%         6.06%
                                             ===========  ===========   ==========   ==========   ===========

Net assets at end of year (000's) ........    $  87,141    $  89,708     $  96,962    $  91,519    $ 101,535
                                             -----------  -----------   ----------   ----------   -----------

Ratio of expenses to average net assets ..        0.99%        0.99%         0.99%        0.99%        0.99%

Ratio of net investment income
   to average net assets .................        4.59%        2.69%         2.22%        3.51%        5.90%
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
====================================================================================================================
                                                                 Year Ended September 30,
--------------------------------------------------------------------------------------------------------------------
                                                  1995        1994         1993          1992         1991
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year......    $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                             -----------  -----------   ----------   ----------   -----------

Net investment income.....................        0.053        0.034         0.029        0.040        0.065
                                             -----------  -----------   ----------   ----------   -----------

Dividends from net investment income......       (0.053)      (0.034)       (0.029)      (0.040)      (0.065)
                                             -----------  -----------   ----------   ----------   -----------

Net asset value at end of year............    $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                             ===========  ===========   ==========   ==========   ===========

Total return..............................        5.42%        3.43%        2.96%        4.08%         6.61%
                                             ===========  ===========   ==========   ==========   ===========

Net assets at end of year (000's) ........    $  36,009    $  41,769     $  34,610    $  43,432    $  62,313
                                             ===========  ===========   ==========   ==========   ===========

Ratio of expenses to average net assets(A)        0.40%        0.40%        0.40%        0.37%         0.35%

Ratio of net investment income
   to average net assets .................        5.30%        3.41%         2.92%        4.04%        6.50%
---------------------------------------------------------------------------------------------------------------------

(A)Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.42%, 0.42%, 0.48%, 0.43% and 0.36% for the years ended September 30, 1995, 1994, 1993, 1992 and 1991, respectively (Note 3).

See accompanying notes to financial statements.

INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS A
======================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
======================================================================================================================
                                                                 Year Ended September 30,
----------------------------------------------------------------------------------------------------------------------
                                                  1995        1994         1993          1992         1991
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year......    $   10.14    $   11.59     $   11.10    $   10.45    $    9.85
                                             -----------  -----------   ----------   ----------   -----------
Income from investment operations:
   Net investment income..................         0.64         0.56          0.60         0.68         0.75
   Net realized and unrealized gains (losses)
     on investments.......................         0.59        (1.32)         0.49         0.65         0.60
                                             -----------  -----------   ----------   ----------   -----------
Total from investment operations..........         1.23        (0.76)         1.09         1.33         1.35
                                             -----------  -----------   ----------   ----------   -----------
Less distributions:
   Dividends from net investment income...        (0.64)       (0.56)        (0.60)       (0.68)       (0.75)
   Distributions from net realized gains..           --        (0.13)           --           --           --
                                             -----------  -----------   ----------   ----------   -----------
Total distributions.......................        (0.64)       (0.69)        (0.60)       (0.68)       (0.75)
                                             -----------  -----------   ----------   ----------   -----------

Net asset value at end of year............    $   10.73    $   10.14     $   11.59    $   11.10    $   10.45
                                             ===========  ===========   ==========   ==========   ===========

Total return(A) ..........................       12.52%       (6.76%)      10.15%       13.27%        14.19%
                                             ===========  ===========   ==========   ==========   ===========

Net assets at end of year (000's).........    $  56,969    $  64,395     $  89,666    $  59,290    $  40,896
                                             ===========  ===========   ==========   ==========   ===========

Ratio of expenses to average net assets...        0.99%        0.99%         0.99%        1.00%        1.00%

Ratio of net investment income
   to average net assets..................        6.17%        5.17%         5.31%        6.40%        7.39%

Portfolio turnover rate...................          58%         236%          255%          76%          74%
---------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.

See accompanying notes to financial statements.

INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS C
===================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================
                                                                                   Year            Period
                                                                                   Ended            Ended
                                                                                 Sept. 30,        Sept. 30,
                                                                                   1995            1994(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................................   $        10.14   $        11.27
                                                                             ---------------  ---------------
Income from investment operations:
   Net investment income..................................................             0.59             0.34
   Net realized and unrealized gains (losses) on investments..............             0.59            (1.13)
                                                                             ---------------  ---------------
Total from investment operations..........................................             1.18            (0.79)
                                                                             ---------------  ---------------
Less distributions:
   Dividends from net investment income...................................            (0.59)           (0.34)
                                                                             ---------------  ---------------
Total distributions.......................................................            (0.59)           (0.34)
                                                                             ---------------  ---------------

Net asset value at end of period..........................................   $        10.73   $        10.14
                                                                             ===============  ===============

Total return(B) ..........................................................           11.96%        (10.38%)(D)
                                                                             ===============  ===============

Net assets at end of period (000's).......................................   $          598   $          508
                                                                             ===============  ===============

Ratio of expenses to average net assets(C ) ..............................            1.48%          1.46%(D)

Ratio of net investment income to average net assets......................            5.60%          4.89%(D)

Portfolio turnover rate...................................................              58%           236%(D)
----------------------------------------------------------------------------------------------------------------------

(A)Represents the period from initial public offering of Class C shares (February 1, 1994) through September 30, 1994.
(B)The total returns shown do not include the effect of applicable sales loads.
(C)Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.57% and 2.41% (D) for the periods ended September 30, 1995 and 1994, respectively (Note 3).
(D)Annualized.

See accompanying notes to financial statements.

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS A
=====================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
=====================================================================================================================
                                                                 Year              Year            Period
                                                                 Ended             Ended            Ended
                                                               Sept. 30,         Sept. 30,         Sept. 30,
                                                                 1995              1994            1993(A)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...................  $         9.82   $        10.01   $        10.00
                                                            ---------------  ---------------  ---------------
Income from investment operations:
   Net investment income .................................            0.55             0.39             0.28
   Net realized and unrealized gains (losses) on investments         (0.04)           (0.18)            0.01
                                                            ---------------  ---------------  ---------------
Total from investment operations .........................            0.51             0.21             0.29
                                                            ---------------  ---------------  ---------------
Less distributions:
   Dividends from net investment income...................           (0.55)           (0.39)           (0.28)
   Distributions from net realized gains..................              --            (0.01)               --
                                                            ---------------  ---------------  ---------------
Total distributions ......................................           (0.55)           (0.40)           (0.28)
                                                            ---------------  ---------------  ---------------

Net asset value at end of period .........................  $         9.78   $         9.82   $        10.01
                                                            ===============  ===============  ===============

Total return(B) ..........................................           5.33%            2.09%           4.56%(D)
                                                            ===============  ===============  ===============

Net assets at end of period (000's) ......................  $       20,752   $       37,572   $       24,400
                                                            ===============  ===============  ===============

Ratio of expenses to average net assets(C) ...............           0.75%            0.68%           0.22%(D)

Ratio of net investment income to average net assets .....           5.57%            3.91%           4.17%(D)

Portfolio turnover rate ..................................            115%              81%            170%(D)
-----------------------------------------------------------------------------------------------------------------------

(A)Represents the period from the initial public offering of Class A shares (February 10, 1993) through September 30, 1993.
(B)The total returns shown do not include the effect of applicable sales loads.
(C)Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.21%, 0.78% and 1.18%(D) for the periods ended September 30, 1995, 1994 and 1993, respectively (Note
   3).
(D)Annualized.

See accompanying notes to financial statements.

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS C
======================================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout The Period
======================================================================================================================
                                                                                                   Period
                                                                                                    Ended
                                                                                                  Sept. 30,
                                                                                                   1995(A)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................................................  $         9.76
                                                                                              ---------------
Income from investment operations:
   Net investment income ...................................................................            0.22
   Net realized and unrealized gains on investments ........................................            0.02
                                                                                              ---------------
Total from investment operations ...........................................................            0.24
                                                                                              ---------------
Less distributions:
   Dividends from net investment income.....................................................           (0.22)
                                                                                              ---------------
Total distributions ........................................................................           (0.22)
                                                                                              ---------------

Net asset value at end of period ...........................................................  $         9.78
                                                                                              ===============

Total return(B) ............................................................................          5.87%(D)
                                                                                              ===============

Net assets at end of period (000's) ........................................................  $           86
                                                                                              ===============

Ratio of expenses to average net assets(C) .................................................          1.24%(D)

Ratio of net investment income to average net assets .......................................          5.38%(D)

Portfolio turnover rate ....................................................................           115%(D)
-----------------------------------------------------------------------------------------------------------------------

(A)Represents the period from the initial public offering of Class C shares (May 1, 1995) through September 30, 1995.
(B)The total return shown does not include the effect of applicable sales loads.
(C)Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 18.84%(D) (Note 3).
(D)Annualized.

See accompanying notes to financial statements.

GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS
For the Period Ended September 30, 1995(A)
===================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout The Period
===================================================================================================================
                                                                                  Class A          Class C
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................................   $        10.00   $        10.00
                                                                             ---------------  ---------------
Income from investment operations:
   Net investment income..................................................             0.35             0.38
   Net realized and unrealized gains on investments and foreign currency..             0.64             0.57
                                                                             ---------------  ---------------
Total from investment operations..........................................             0.99             0.95
                                                                             ---------------  ---------------

Less distributions:
   Dividends from net investment income...................................            (0.35)           (0.36)
                                                                             ---------------  ---------------
Total distributions.......................................................            (0.35)           (0.36)
                                                                             ---------------  ---------------

Net asset value at end of period..........................................   $        10.64   $        10.59
                                                                             ===============  ===============

Total return(B) ..........................................................          14.89%(D)        14.25%(D)
                                                                             ===============  ===============

Net assets at end of period (000's).......................................   $       13,297   $        4,518
                                                                             ===============  ===============

Ratio of expenses to average net assets(C) ...............................          1.33%(D)          1.98%(D)

Ratio of net investment income to average net assets......................          4.30%(D)          3.70%(D)

Portfolio turnover rate...................................................           130%(D)           130%(D)
--------------------------------------------------------------------------------------------------------------------

(A)Represents the period from initial public offering of shares (February 1, 1995) through September 30, 1995.
(B)The total returns shown do not include the effect of applicable sales loads.
(C)Absent fee waivers and expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.47% (D) and 3.45%(D) for Class A and Class C shares, respectively (Note 3).
(D)Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1995
===============================================================================

1.   Significant Accounting Policies
The Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund (collectively, the Funds) are each a series of Midwest Trust (the Trust). The Trust (formerly Midwest Income Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Global Bond Fund, a non-diversified series of the Trust, commenced operations on February 1, 1995. The Trust was organized as a Massachusetts business trust on December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, and the Global Bond Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund and 4% for the Global Bond Fund and a distribution fee of up to .35% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets.) Each Class A and Class C share of a Fund represents an identical interest in the investment portfolio of such Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Short Term Government Income Fund securities and Institutional Government Income Fund securities are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Intermediate Term Government Income Fund securities, Adjustable Rate U.S. Government Securities Fund securities and Global Bond Fund securities are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. The U.S. dollar value of foreign securities and forward foreign currency contracts in the Global Bond Fund is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, each Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the adviser, including banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value per share of the Short Term Government Income Fund and the Institutional Government Income Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

The net asset value per share of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is also calculated daily. Net asset value per share is calculated for each class of a Fund by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Global Bond Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is equal to the net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted
accounting principles.   For the Short Term Government Income Fund, the
Institutional Government Income Fund, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund, dividends arising from net investment income are declared daily and paid on the last business day of each month. For the Global Bond Fund, dividends arising from net investment income are declared and paid quarterly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned by the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of September 30, 1995:

------------------------------------------------------------------------------------------------------------------
                                                                                Adjustable
                                                             Intermediate        Rate U.S.
                                                                 Term           Government         Global
                                                              Government        Securities          Bond
                                                              Income Fund          Fund             Fund
------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation.............................  $     2,200,137  $       152,735  $      255,065
Gross unrealized depreciation.............................       (1,152,452)          (3,370)       (113,657)
                                                            ---------------  ---------------  ---------------
   Net unrealized appreciation.    .......................  $     1,047,685  $       149,365  $      141,408
                                                            ===============  ===============  ===============
Federal income tax cost...................................  $   54,591,727   $   19,417,632   $   16,418,526
                                                            ===============  ===============  ===============
-------------------------------------------------------------------------------------------------------------------

As of September 30, 1995, the Institutional Government Income Fund had capital loss carryforwards for federal income tax purposes of $28,440, none of which will expire prior to September 30, 2001. As of September 30, 1995, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund had capital loss carryforwards for federal income tax purposes of $2,224,265 and $1,321,314, respectively, none of which will expire prior to September 30, 2003. The difference between financial reporting and tax cost and capital loss amounts for the Intermediate Term Government Income Fund and the Global Bond Fund is due to certain timing differences in recognizing capital losses under generally accepted accounting principles and tax rules. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  Investment Transactions
During the period ended September 30, 1995, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $32,613,834 and $36,966,943, respectively, for the Intermediate Term Government Income Fund, $24,893,721 and $42,626,042, respectively, for the Adjustable Rate U.S. Government Securities Fund and $22,511,709 and 6,622,851, respectively, for the Global Bond Fund.

3.  Transactions with Affiliates
The President of the Trust is the controlling shareholder of Leshner Financial, Inc., whose subsidiaries include Midwest Group Financial Services, Inc. (the Adviser), the Trust's investment manager and principal underwriter, and MGF Service Corp. (MGF), the shareholder servicing and transfer agent and accounting and pricing agent for the Trust.

MANAGEMENT AND SUBADVISORY AGREEMENTS
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .5% of its respective average daily net assets up to $50,000,000; .45% of such net assets from $50,000,000 to $150,000,000; .4% of such net assets from $150,000,000 to
$250,000,000; and .375% of such net assets in excess of $250,000,000. The Institutional Government Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .2% of its average daily net assets. The Global Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .7% of its average daily net assets up to $100,000,000 and .6% of such net assets in excess of $100,000,000.

The Adviser retains Hanover Capital Advisors, Inc. (Hanover) to regularly review the Adjustable Rate U.S. Government Securities Fund's portfolio holdings, recommend securities to be purchased for the Fund and confer with the Adviser regarding the credit and maturity guidelines for investments in the Fund's portfolio. The Adviser pays Hanover a fee equal to an annual rate of .25% of the Fund's average daily net assets up to $50,000,000; .225% of such net assets from $50,000,000 to $150,000,000; .2% of such net assets from $150,000,000 to
$250,000,000; and .1875% of such net assets in excess of $250,000,000. The fee paid to Hanover is subject to reduction in the event the Adviser waives or reimburses any portion of its advisory fee in order to reduce the operating expenses of the Adjustable Rate U.S. Government Securities Fund.

The Adviser provides general investment supervisory services to the Global Bond Fund. The Fund's investments are managed by Rogge Global Partners, plc, (Rogge) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Adviser pays Rogge a fee, which is computed and accrued daily and paid monthly, at an annual rate of .35% of the Fund's average daily net assets up to $100,000,000 and .3% of such net assets in excess of $100,000,000.

States in which shares of the Trust are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse each Fund yearly for expenses which exceed the most restrictive applicable expense limitation of any state. In order to reduce the operating expenses of the Institutional Government Income Fund, the Adviser voluntarily waived $8,500 of its advisory fees during the year ended September 30, 1995. In order to reduce the operating expenses of the Intermediate Term Government Income Fund, the Adviser voluntarily reimbursed the Fund for $11,362 of Class C expenses during the year ended September 30, 1995. In order to reduce the operating expenses of the Adjustable Rate U.S. Government Securities Fund, the Adviser voluntarily waived $103,298 of its advisory fees and reimbursed the Fund for $4,898 of Class C expenses during the year ended September 30, 1995. In order to reduce the operating expenses of the Global Bond Fund, the Adviser voluntarily waived its entire advisory fee of $41,518 and reimbursed the Fund for $22,707 of common operating expenses and $6,493 of Class C expenses during the period ended September 30, 1995.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and MGF, MGF maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Under the terms of the Agreement, MGF receives for its services a fee, payable monthly, at an annual rate of $25.00 per shareholder account from each of the Short Term Government Income Fund and the Institutional Government Income Fund and $21.00 per shareholder account from each of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and MGF, MGF calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, MGF receives a monthly fee from each Fund. The monthly fee, based on current asset levels, is $3,000 per month for each of the Short Term Government Income Fund and the Institutional Government Income Fund, $4,250 per month for each of the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund, and $4,750 per month for the Global Bond Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by MGF in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $5,350, $2,338 and $2,776 from underwriting and broker commissions on sales of shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund, respectively, for the year ended September 30, 1995.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is .10% of the Institutional Government Income Fund's average daily net assets and .35% of each of the other Funds' average daily net assets attributable to Class A shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CAPITAL CONTRIBUTION
During the year ended September 30, 1994, an affiliate purchased a security from the Institutional Government Income Fund at an amount $105,000 in excess of the security's fair market value. The Fund recorded a realized loss on the sale and an offsetting capital contribution from the affiliate.

4.  Capital Share Transactions
Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended September 30, 1995 and September 30, 1994:

------------------------------------------------------------------------------------------------------------------
                                                   INTERMEDIATE TERM         ADJUSTABLE RATE         GLOBAL
                                                      GOVERNMENT             U.S. GOVERNMENT          BOND
                                                      INCOME FUND            SECURITIES FUND          FUND
------------------------------------------------------------------------------------------------------------------
                                                  Year        Year         Year          Year        Period
                                                  Ended       Ended        Ended         Ended        Ended
                                               Sept. 30,   Sept. 30,    Sept. 30,      Sept. 30,    Sept. 30,
                                                  1995        1994         1995          1994       1995(A)
------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold...............................    1,296,111    1,766,194     1,751,161    9,629,743    1,280,982
Shares issued in reinvestment of
   distributions to shareholders..........      297,350      402,072       115,143      155,277       20,956
Shares redeemed...........................   (2,637,294)  (3,549,832)   (3,571,519)  (8,395,265)     (52,629)
                                             -----------  -----------   ----------   ----------   -----------
Net increase (decrease) in
   shares outstanding ....................   (1,043,833)  (1,381,566)   (1,705,215)   1,389,755    1,249,309
Shares outstanding, beginning of period...    6,352,767    7,734,333     3,826,810    2,437,055           --
                                             -----------  -----------   ----------   ----------   -----------
Shares outstanding, end of period.........    5,308,934    6,352,767     2,121,595    3,826,810    1,249,309
                                             ===========  ===========   ==========   ==========   ===========

CLASS C
Shares sold...............................       42,546       73,938         8,783           --      427,772
Shares issued in reinvestment of
   distributions to shareholders..........        2,836        1,160           154           --        1,259
Shares redeemed...........................      (39,738)     (24,969)         (103)          --       (2,192)
                                             -----------  -----------   ----------   ----------   -----------
Net increase in shares outstanding........        5,644       50,129         8,834           --      426,839
Shares outstanding, beginning of period...       50,129           --            --           --           --
                                             -----------  -----------   ----------   ----------   -----------
Shares outstanding, end of period.........       55,773       50,129         8,834           --      426,839
                                             ===========  ===========   ==========   ==========   ===========
---------------------------------------------------------------------------------------------------------------------

(A)Represents the period from the initial public offering of shares (February 1, 1995) through September 30, 1995.

Share transactions for the Short Term Government Income Fund and the Institutional Government Income Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

5.  Foreign Currency Translation
Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars based on exchange rates on the following basis:

     A. The market values of investment securities, other assets and liabilities are translated at the closing rate of exchange each day.

     B. Purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     C. The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign securities, 2) sales of foreign currencies, 3) currency gains or losses realized between the trade and settlement dates on securities transactions, and 4) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investment securities, resulting from changes in exchange rates.

6.  Forward Foreign Currency Exchange Contracts
The Global Bond Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign
currency exchange rates.   All foreign currency exchange contracts are
"marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inabilitiy of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 1995, the Global Bond Fund had forward foreign currency exchange contracts outstanding as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                                   Net
                                                                                               Unrealized
    Settlement                     To Receive             Initial            Market           Appreciation
       Date                       (To Deliver)             Value              Value          (Depreciation)
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
     10/27/95                    (3,922,800) DEM       $ (2,693,767)      $ (2,754,456)     $     (60,689)
                                ============           -------------      -------------     --------------

     10/27/95                      (300,000) FRF       $    (61,149)      $    (60,908)     $         241
                                ============           -------------      -------------     --------------

     10/27/95                    (1,161,755) NLG       $   (700,000)      $   (728,962)     $     (28,962)
                                ============           -------------      -------------     --------------

TOTAL SELL CONTRACTS                                   $ (3,454,916)      $ (3,544,326)     $     (89,410)
                                                       -------------      -------------     --------------

CONTRACTS TO BUY
     10/27/95                        87,131  DEM       $     61,149       $     61,180      $          31
                                ============           -------------      -------------     --------------


     10/27/95                   152,643,400  JPY       $  1,523,767       $  1,541,167      $      17,400
                                ============           -------------      -------------     --------------

TOTAL BUY CONTRACTS                                    $  1,584,916       $  1,602,347      $      17,431
                                                       -------------      -------------     --------------

NET CONTRACTS                                          $ (1,870,000)      $ (1,941,979)     $     (71,979)
                                                       =============      =============     ==============
-------------------------------------------------------------------------------------------------------------------

FRF-Franch Franc
DEM-German Mark
JPY-Japanese Yen
NLG-Netherlands Guilder

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995
====================================================================================================================
       Par                                                                          Yield To        Market
      Value     U.S. TREASURY OBLIGATIONS-- 53.6%                                  Maturity(1)       Value
--------------------------------------------------------------------------------------------------------------------
$    4,000,000  U.S. Treasury Bills, 10/05/95...................................      6.128%     $  3,997,393
     3,000,000  U.S. Treasury Bills, 10/19/95...................................      5.602%        2,991,870
     5,000,000  U.S. Treasury Bills, 11/02/95...................................      5.592%        4,975,822
     5,000,000  U.S. Treasury Notes, 9.50%, 11/15/95............................      5.549%        5,023,203
     5,000,000  U.S. Treasury Notes, 8.50%, 11/15/95............................      5.561%        5,017,040
     5,000,000  U.S. Treasury Bills,  11/16/95..................................      5.585%        4,965,372
     5,000,000  U.S. Treasury Bills,  11/24/95..................................      5.617%        4,959,463
     5,000,000  U.S. Treasury Bills,  2/22/96...................................      5.672%        4,891,200
     5,000,000  U.S. Treasury Notes, 7.50%, 2/29/96.............................      5.557%        5,038,972
     5,000,000  U.S. Treasury Bills,  3/28/96...................................      5.574%        4,866,993
--------------                                                                                   -------------
$  47,000,000   TOTAL U.S. TREASURY OBLIGATIONS
==============    (Amortized Cost $46,727,328)..................................                 $ 46,727,328
                                                                                                 -------------

=======================================================================================================================
      Face                                                                                          Market
     Amount     REPURCHASE AGREEMENTS(2)-- 45.1%                                                     Value
-----------------------------------------------------------------------------------------------------------------------
$    2,277,000  Nesbitt Burns Securities, Inc., 5.60%, dated 9/29/95, due 10/02/95, repurchase proceeds $2,278,063...............................................  $  2,277,000
     6,100,000  Daiwa Securities America, Inc., 6.25%, dated 9/29/95, due 10/02/95,
                  repurchase proceeds $6,103,177...............................................     6,100,000
    13,100,000  Fuji Securities, Inc., 6.35%, dated 9/29/95, due 10/02/95,
                  repurchase proceeds $13,106,932..............................................    13,100,000
     8,900,000  Prudential Bache Securities, Inc., 5.65%, dated 9/21/95, due 10/05/95,
                  repurchase proceeds $8,919,555...............................................     8,900,000
     8,900,000  Prudential Bache Securities, Inc., 5.73%, dated 9/28/95, due 10/12/95,
                  repurchase proceeds $8,919,832...............................................     8,900,000
--------------                                                                                   -------------
$   39,277,000  TOTAL REPURCHASE AGREEMENTS ...................................................  $ 39,277,000
==============                                                                                   -------------
                TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE--98.7% ...................  $ 86,004,328

                OTHER ASSETS AND LIABILITIES, NET--1.3% .......................................     1,136,808
                                                                                                 -------------

                NET ASSETS--100.0% ............................................................  $ 87,141,136
                                                                                                 -------------

(1)Yield to maturity at date of purchase.
(2)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995
=================================================================================================================
       Par                                                                          Yield To        Market
      Value    U.S. GOVERNMENT AGENCY ISSUES-- 82.8%                               Maturity(1)       Value
-----------------------------------------------------------------------------------------------------------------
$    2,000,000 Federal Home Loan Bank Discount Notes, 10/5/95....................    6.225%     $ 1,998,676
     2,000,000 Federal Agricultural Mortgage Corporation Discount Notes, 10/6/95.    5.707%       1,998,439
     3,000,000 Federal National Mortgage Assoc. Discount Notes, 10/11/95.........    5.759%       2,995,292
     3,000,000 Federal Home Loan Mortgage Corportion Discount Notes, 10/16/95....    5.733%       2,992,962
     2,000,000 Tennessee Valley Authority Discount Notes , 11/2/95...............    5.799%       1,989,956
     2,000,000 Federal National Mortgage Assoc. Discount Notes, 11/3/95..........    5.712%       1,989,733
     3,000,000 Federal National Mortgage Assoc. Discount Notes, 11/6/95..........    5.744%       2,983,260
     3,000,000 Federal National Mortgage Assoc. Discount Notes, 11/8/95..........    5.751%       2,982,298
     3,000,000 Federal National Mortgage Assoc. Discount Notes, 11/22/95.........    5.736%       2,975,907
     2,000,000 Federal Home Loan Bank Discount Notes, 2/2/96.....................    5.658%       1,962,387
     2,000,000 Federal National Mortgage Assoc. Discount Notes, 2/20/96..........    5.663%       1,957,005
     3,000,000 Federal Home Loan Bank Notes, 5.90%, 8/29/96......................    5.900%       3,000,000
--------------                                                                                   ------------
$   30,000,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
==============    (Amortized Cost $29,825,915)..................................                 $ 29,825,915
                                                                                                 ------------

====================================================================================================================
      Face                                                                                          Market
     Amount    REPURCHASE AGREEMENTS(2)-- 17.2%                                                      Value
--------------------------------------------------------------------------------------------------------------------
$    5,000,000 Fuji Securities, Inc., 6.35%, dated 9/29/95, due 10/2/95, repurchase proceeds $5,002,646...............................................  $ 5,000,000
     1,198,000 Nesbitt Burns Securities, Inc., 5.60%, dated 9/29/95, due 10/2/95,
                  repurchase proceeds $1,198,559...............................................    1,198,000
--------------                                                                                   -------------
$    6,198,000  TOTAL REPURCHASE AGREEMENTS ...................................................  $  6,198,000
==============                                                                                   -------------
                TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 100.0% .................  $ 36,023,915

                OTHER ASSETS AND LIABILITIES, NET-- 0.0% ......................................       (15,285)
                                                                                                 -------------

                NET ASSETS-- 100.0% ...........................................................  $  36,008,630
                                                                                                 =============

(1)Yield to maturity at date of purchase.
(2)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995
================================================================================================================
       Par                                                                                          Market
      Value    INVESTMENTS -- 96.7%                                                                 Value
----------------------------------------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS -- 23.9%
$    1,000,000 U.S. Treasury Notes, 7.875%, 11/15/99.......................................... $ 1,067,500
     1,000,000 U.S. Treasury Notes, 8.50%, 11/15/00...........................................   1,106,250
     1,000,000 U.S. Treasury Notes, 7.75%, 2/15/01............................................   1,076,875
     1,000,000 U.S. Treasury Notes, 8.00%, 5/15/01............................................   1,090,625
     3,000,000 U.S. Treasury Notes, 7.875%, 8/15/01...........................................   3,267,186
     2,000,000 U.S. Treasury Notes, 7.50%, 11/15/01...........................................   2,143,123
     3,000,000 U.S. Treasury Notes, 5.75%, 8/15/03............................................   2,918,436
     1,000,000 U.S. Treasury Bonds, 8.25%, 5/15/05............................................   1,082,500
--------------                                                                                 -------------
$   13,000,000  TOTAL U.S. TREASURY OBLIGATIONS
--------------    (Amortized Cost $13,175,371)................................................  $13,752,495
                                                                                               -------------

              U.S. GOVERNMENT AGENCY ISSUES -- 72.8%
$    3,000,000 Federal Home Loan Bank Notes, 8.45%, 7/26/99................................... $ 3,231,134
     3,000,000 Federal Home Loan Bank Notes, 8.375%, 10/25/99.................................   3,239,967
     2,000,000 Federal Home Loan Bank Notes, 7.87%, 4/19/00...................................   2,021,244
     4,000,000 Federal Home Loan Bank Notes, 7.25%, 8/9/00....................................   4,009,496
     2,000,000 Federal Home Loan Mortgage Corp. Notes, 7.265%, 6/22/01........................   2,048,822
     1,000,000 Student Loan Marketing Assoc. Medium Term Notes, 7.50%, 7/2/01.................   1,058,550
     3,000,000 Federal Home Loan Bank Notes, 7.31%, 7/6/01....................................   3,135,263
     3,000,000 Federal Home Loan Bank Medium Term Notes, 8.43%, 8/1/01........................   3,310,830
     1,410,000 Federal National Mortgage Assoc. Strips, 3/9/02................................   1,288,308
     2,000,000 Federal National Mortgage Assoc. Notes, 7.55%, 4/22/02.........................   2,120,372
     1,000,000 Federal National Mortgage Assoc. Notes, 7.00%, 8/12/02.........................   1,004,192
     1,000,000 Federal Home Loan Mortgage Corp. Notes, 7.23%, 12/17/02........................   1,022,326
     1,000,000 Federal National Mortgage Assoc. Medium Term Notes, 6.72%, 2/25/03.............     980,000
     1,000,000 Federal Home Loan Mortgage Corp. Notes, 6.60%, 3/25/03.........................     990,705
     1,000,000 Federal National Mortgage Assoc. Notes, 6.90%, 3/10/04.........................   1,000,000
     2,000,000 Federal Home Loan Mortgage Corp. Notes, 7.05%, 3/24/04.........................   2,022,794
     2,000,000 Federal Home Loan Mortgage Corp. Notes, 8.53%, 11/18/04........................   2,146,176
     1,000,000 Federal National Mortgage Assoc. Notes, 8.00%, 4/13/05.........................   1,042,240
     1,000,000 Federal Home Loan Mortgage Corp. Notes, 7.65%, 5/10/05.........................   1,036,613
     2,000,000 Federal Farm Credit Bank Medium Term Notes, 6.74%, 2/25/08.....................   1,960,400
     3,000,000 Federal Home Loan Mortgage Corp. Notes, 8.57%, 10/26/09........................   3,217,485
--------------                                                                                 -------------
$   40,410,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
--------------    (Amortized Cost $40,445,623) ................................................ $41,886,917
                                                                                               -------------
$   53,410,000  TOTAL INVESTMENTS AT VALUE
==============    (Amortized Cost $53,620,994)................................................. $55,639,412
                                                                                               -------------

===================================================================================================================
      Face                                                                                          Market
     Amount    REPURCHASE AGREEMENTS(1)-- 1.7%                                                      Value
-------------------------------------------------------------------------------------------------------------------
$      981,000 Nesbitt Burns Securities, Inc., 5.60%, dated 9/29/95, due 10/2/95,
                  repurchase proceeds $981,458.................................................  $    981,000
--------------                                                                                   -------------
 $     981,000  TOTAL REPURCHASE AGREEMENTS ...................................................  $    981,000
==============                                                                                   -------------
                TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 98.4% ..................  $ 56,620,412

                OTHER ASSETS AND LIABILITIES, NET-- 1.6% ......................................       946,624
                                                                                                 -------------
                NET ASSETS-- 100.0%  ..........................................................  $ 57,567,036
                                                                                                 =============

(1)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995
===================================================================================================================
       Par                                                                                          Market
      Value    ADJUSTABLE RATE U.S. GOVERNMENT AGENCY ISSUES(1)-- 93.9%                             Value
-------------------------------------------------------------------------------------------------------------------
$    1,703,115 Federal National Mortgage Assoc. #70907, 7.65%, 3/1/18.........................  $  1,754,769
     1,647,572 Federal Home Loan Mortgage Corp. #605793, 7.29%, 5/1/18........................     1,671,248
     3,112,584 Federal National Mortgage Assoc. #70010, 7.39%, 6/1/18.........................     3,176,822
     3,700,274 Federal National Mortgage Assoc. #70614, 7.49%, 10/1/18........................     3,779,297
     2,620,148 Federal Home Loan Mortgage Corp. #846013, 7.83%, 6/2/22........................     2,704,550
        98,256 Government National Mortgage Assoc. #8182, 7.37%,4/20/23.......................       100,467
     3,603,466 Federal Home Loan Mortgage Corp. #846071, 7.36%, 2/1/25........................     3,711,451
     2,603,344 Federal National Mortgage Assoc. #70243, 7.30%, 3/1/28.........................     2,668,393
--------------                                                                                   -------------

$   19,088,759  TOTAL ADJUSTABLE RATE U.S. GOVERNMENT AGENCY ISSUES
==============    (Amortized Cost $19,417,632).................................................  $ 19,566,997
                                                                                                 -------------


==================================================================================================================
      Face                                                                                          Market
     Amount     REPURCHASE AGREEMENTS(2)-- 4.9%                                                      Value
------------------------------------------------------------------------------------------------------------------
$    1,024,000  Nesbitt Burns Securities, Inc., 5.60%, dated 9/29/95, due 10/2/95, repurchase proceeds $1,024,478...............................................  $  1,024,000
--------------                                                                                   -------------
$    1,024,000  TOTAL REPURCHASE AGREEMENTS ...................................................  $  1,024,000
==============                                                                                   -------------
                TOTAL  INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 98.8% .................  $ 20,590,997

                OTHER ASSETS AND LIABILITIES, NET-- 1.2% ......................................       247,722
                                                                                                 -------------
                NET ASSETS-- 100.0% ...........................................................  $ 20,838,719
                                                                                                 =============

(1)Rates shown are as of September 30, 1995.
(2)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

GLOBAL BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1995
===================================================================================================================
          Par                                                                                       Market
         Value        INVESTMENTS -- 90.5%                                                           Value
-------------------------------------------------------------------------------------------------------------------
                      U.S. TREASURY OBLIGATIONS -- 17.9%
USD      2,795,000    U.S. Treasury Notes, 6.50%, 8/15/05......................................  $  2,863,128
USD        315,000    U.S. Treasury Bonds, 6.875%, 8/15/25.....................................       331,045
                                                                                                 -------------
                      TOTAL U.S. TREASURY OBLIGATIONS  ........................................  $  3,194,173
                        (Amortized Cost $3,178,020)                                              -------------

                      GLOBAL BOND ISSUES -- 10.2%
USD      1,000,000    Asian Development Bank, 6.125%, 3/9/04...................................  $    972,500
JPY     72,000,000    International Bank For Reconstruction and Development, 4.75%, 12/20/04...       844,348
                                                                                                 -------------
                      TOTAL GLOBAL BOND ISSUES ................................................  $  1,816,848
                        (Amortized Cost $1,861,533)                                              -------------

                      FOREIGN GOVERNMENT ISSUES -- 62.4%
DKK      1,682,000    Government of Denmark, 8.00%, 3/15/06....................................  $    302,135
                                                                                                 -------------

FRF        720,000    Government of France, 7.75%, 4/12/00.....................................       151,708
FRF      3,170,000    Government of France, 7.75%, 10/25/05....................................       656,060
                                                                                                 -------------
                                                                                                      807,768
                                                                                                 -------------

ITL        790,000    Government of Italy, 9.50%,  1/1/05......................................       428,801
ITL  2,245,000,000    Government of Italy, 10.50%,  4/1/05.....................................     1,312,451
                                                                                                 -------------
                                                                                                    1,741,252
                                                                                                 -------------

JPY     20,000,000    Republic of Austria, 4.50%, 9/28/05......................................       229,346
                                                                                                 -------------

DEM        575,000    Federal Republic of Germany,  6.50%, 3/15/00.............................       418,961
DEM      1,400,000    Federal Republic of Germany,  7.50%, 11/11/04............................     1,036,313
DEM        550,000    Federal Republic of Germany,  7.375%, 1/3/05.............................       404,031
DEM      4,881,000    Federal Republic of Germany,  6.875%, 5/12/05............................     3,481,656
                                                                                                 -------------
                                                                                                    5,340,961
                                                                                                 -------------

GBP        858,000    U.K. Gilt, 8.50%, 12/7/05................................................     1,392,329
                                                                                                 -------------

NLG        620,000    Government of Netherlands, 6.25%,  7/15/98...............................       401,485
NLG      1,369,000    Government of Netherlands, 7.50%,  4/15/10...............................       895,529
                                                                                                 -------------
                                                                                                    1,297,014
                                                                                                 -------------

                      TOTAL FOREIGN GOVERNMENT ISSUES  ........................................  $ 11,110,805
                        (Amortized Cost $10,918,400)                                             -------------

                      TOTAL INVESTMENTS AT VALUE  .............................................  $ 16,121,826
                        (Amortized Cost $15,957,953)                                             -------------


=====================================================================================================================
         Face                                                                                       Market
        Amount        TIME DEPOSITS-- 2.5%                                                           Value
---------------------------------------------------------------------------------------------------------------------
JPY     43,219,352    Japanese Yen Time Deposit, .375%, 10/4/95................................  $    438,108
                                                                                                 -------------
                      TOTAL TIME DEPOSITS
                         (Amortized Cost $438,108).............................................  $    438,108
                                                                                                 -------------

                      TOTAL INVESTMENTS AND TIME DEPOSITS AT VALUE -- 93.0% ...................  $ 16,559,934

                      OTHER ASSETS AND LIABILITIES, NET-- 7.0% ................................     1,255,110
                                                                                                 -------------
                      NET ASSETS-- 100.0% .....................................................  $ 17,815,044
                                                                                                 =============

DKK-Danish Krone
FRF-French Franc
ITL-Italian Lira
JPY-Japanese Yen
DEM-German Mark
GBP-British Pound Sterling
NLG-Netherlands Guilder
USD-U.S. Dollar

See accompanying notes to financial statements.

Report of Independent Public Accountants
================================================================================


To the Shareholders and Board of Trustees of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund of Midwest Trust:

         We have audited the accompanying statements of assets and liabilities of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund of Midwest Trust (a Massachusetts business trust), including the portfolios of investments, as of September 30, 1995, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund of Midwest Trust as of September 30, 1995, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.




Cincinnati, Ohio,
November 13, 1995



Appendix

A representation of the graphic material contained in the Midwest
Trust Annual Report is set forth below.

1.   Comparison of Change in Value of $10,000 Investment in the
     Intermediate Term Government Income Fund* and the Lehman
     Brothers Intermediate Government Bond Index.

LB INTERMEDIATE GOVT BOND INDEX:  INTERMED TERM GOVT INCOME FUND:
-------------------------------   ------------------------------
             QTRLY                              QTRLY
  DATE       RETURN     BALANCE       DATE      RETURN     BALANCE
09/30/85                10,000     09/30/85                 9,800
12/31/85       5.71%    10,571     12/31/85       4.94%    10,284
03/31/86       5.78%    11,182     03/31/86       4.94%    10,793
06/30/86       1.76%    11,379     06/30/86       1.27%    10,929
09/30/86       2.48%    11,661     09/30/86       2.32%    11,183
12/31/86       2.49%    11,951     12/31/86       2.35%    11,446
03/31/87       1.18%    12,092     03/31/87       0.84%    11,541
06/30/87      -0.83%    11,992     06/30/87      -1.32%    11,389
09/30/87      -1.29%    11,837     09/30/87      -1.17%    11,256
12/31/87       4.60%    12,382     12/31/87       3.91%    11,696
03/31/88       3.13%    12,769     03/31/88       2.50%    11,989
06/30/88       0.97%    12,893     06/30/88       0.47%    12,046
09/30/88       1.56%    13,094     09/30/88       1.64%    12,244
12/31/88       0.60%    13,173     12/31/88       0.27%    12,276
03/31/89       1.04%    13,310     03/31/89       1.05%    12,405
06/30/89       6.64%    14,194     06/30/89       5.40%    13,075
09/30/89       1.13%    14,354     09/30/89       0.93%    13,197
12/31/89       3.41%    14,844     12/31/89       2.88%    13,578
03/31/90      -0.14%    14,823     03/31/90      -1.32%    13,398
06/30/90       3.14%    15,288     06/30/90       2.77%    13,770
09/30/90       1.94%    15,585     09/30/90       0.93%    13,898
12/31/90       4.34%    16,261     12/31/90       4.51%    14,525
03/31/91       2.20%    16,619     03/31/91       1.93%    14,805
06/30/91       1.69%    16,900     06/30/91       1.25%    14,990
09/30/91       4.75%    17,703     09/30/91       5.87%    15,870
12/31/91       4.82%    18,556     12/31/91       5.33%    16,717
03/31/92      -1.05%    18,361     03/31/92      -2.24%    16,342
06/30/92       3.88%    19,073     06/30/92       4.25%    17,037
09/30/92       4.38%    19,909     09/30/92       5.51%    17,977
12/31/92      -0.34%    19,841     12/31/92      -0.87%    17,820
03/31/93       3.74%    20,583     03/31/93       5.09%    18,727
06/30/93       1.96%    20,987     06/30/93       2.76%    19,243
09/30/93       2.11%    21,429     09/30/93       2.90%    19,802
12/31/93       0.15%    21,462     12/31/93      -0.71%    19,660
03/31/94      -1.85%    21,065     03/31/94      -4.07%    18,861
06/30/94      -0.56%    20,947     06/30/94      -1.88%    18,507
09/30/94       0.77%    21,108     09/30/94      -0.24%    18,463
12/31/94      -0.10%    21,087     12/31/94      -0.23%    18,421
03/31/95       4.16%    21,964     03/31/95       5.14%    19,367
06/30/95       4.67%    22,990     06/30/95       5.95%    20,520
09/30/95       1.55%    23,346     09/30/95       1.24%    20,774

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in sales loads and fees paid by shareholders in the different classes. Fund inception was February 6, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

Past performance is not predictive of future performance.

Intermediate Term Government Income Fund
Average Annual Total Returns

               1 Year    5 Years     10 Years     Since Inception
Class A        10.27%    7.93%        7.59%            9.04%
Class C        11.96%    N/A          N/A              2.45%


2.   Comparison of Change in Value of $10,000 Investment in the
     Adjustable Rate U.S. Government Securities Fund* and the
     Lehman Brothers ARM Index.

LEHMAN BROTHERS ARM INDEX:    ADJ RATE U.S. GOVT SECURITIES FUND:
-------------------------     ----------------------------------

              QTRLY                              QTRLY
  DATE        RETURN   BALANCE       DATE        RETURN   BALANCE
02/28/93                10,000     02/28/93                 9,800
03/31/93       0.45%    10,045     03/31/93       0.63%     9,862
06/30/93       1.90%    10,236     06/30/93       1.19%     9,980
09/30/93       1.06%    10,345     09/30/93       1.04%    10,084
12/31/93       0.52%    10,398     12/31/93       0.95%    10,180
03/31/94      -0.44%    10,353     03/31/94       0.62%    10,242
06/30/94      -0.39%    10,312     06/30/94       0.32%    10,276
09/30/94       0.69%    10,383     09/30/94       0.19%    10,295
12/31/94       0.15%    10,399     12/31/94      -0.63%    10,230
03/31/95       4.20%    10,836     03/31/95       2.48%    10,484
06/30/95       3.12%    11,174     06/30/95       2.01%    10,695
09/30/95       1.69%    11,363     09/30/95       1.39%    10,844

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in sales loads and fees paid by shareholders in the different classes. Fund inception was February 10, 1993, and the initial public offering of Class C shares commenced on May 2, 1995.

Past performance is not predictive of future performance.

Adjustable Rate U.S. Government Securities Fund
Average Annual Total Returns

               1 Year    Since Inception
Class A         3.23%        3.12%
Class C         N/A          3.49%


3.   Comparison of Change in Value of $10,000 Investment in the
     Global Bond Fund* and the Salomon Brothers World Government
     Bond Index.

SALOMON BROTHERS WORLD             GLOBAL BOND FUND:
 GOVERNMENT BOND INDEX:            ----------------
----------------------
              MONTHLY                            MONTHLY
  DATE        RETURN   BALANCE       DATE        RETURN   BALANCE
02/01/95                10,000     02/01/95                 9,600
02/28/95       2.56%    10,256     02/28/95       2.00%     9,792
03/31/95       5.94%    10,865     03/31/95       6.47%    10,426
04/30/95       1.85%    11,066     04/30/95       1.30%    10,562
05/31/95       2.81%    11,377     05/31/95       1.93%    10,765
06/30/95       0.59%    11,444     06/30/95      -0.09%    10,756
07/31/95       0.24%    11,472     07/31/95       0.00%    10,756
08/31/95      -3.44%    11,077     08/31/95      -3.41%    10,389
09/30/95       2.23%    11,324     09/30/95       1.53%    10,547

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in sales loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares and Class C shares each commenced on February 1, 1995.

Past performance is not predictive of future performance.

Global Bond Fund - Average Annual Total Returns

               Since Inception
Class A             8.26%
Class C            12.75%